Finance income and expenses	6 Months Ended
Jun. 30, 2022
Finance income and expenses
Finance income and expenses

Note 14 - Finance income and expenses

Finance income and expenses for the periods ended June 30, 2022 and 2021 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Finance income
Interest	$2.8	$1.7	$3.5	$2.4
	$2.8	$1.7	$3.5	$2.4
Finance expenses
Standby charges	$0.5	$0.5	$1.1	$1.1
Amortization of debt issue costs	0.3	0.3	0.6	0.5
Interest	—	0.2	—	0.2
Accretion of lease liabilities	—	0.1	—	0.1
	$0.8	$1.1	$1.7	$1.9